Goodwill and Intangible Assets - Summary of Estimated Amortization Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Amortization Expense	$ 0.8	$ 0.0